January 15, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Highland Funds I (the “Trust”)
File No. 333-249778
NexPoint Merger Arbitrage Fund (the “Fund”)

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14/A for the above-referenced Trust, with respect to the Fund. The Registration Statement includes a combined Proxy Statement/Prospectus, Statement of Additional Information and relevant exhibits.

The purpose of this Registration Statement is to register shares of beneficial interest of the Fund under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which the Highland Socially Responsible Equity Fund, a series of Highland Funds II, will transfer substantially all of its assets to the Fund in exchange for Shares of the Fund.

If you have any questions regarding the enclosed materials, please do not hesitate to contact me at 917-522-6080.

Very truly yours,

/s/ Eric Griffith

Eric Griffith